John Hancock Dynamic Municipal Bond ETF Average Annual Total Returns		12 Months Ended	26 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	6.51%
None or SAME
Prospectus [Line Items]
Average Annual Return, Percent		4.95%	7.99%
Performance Inception Date	Nov. 01, 2023
None or SAME | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.93%	7.21%
None or SAME | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.74%	6.74%